Operating Leases	12 Months Ended
Dec. 31, 2018
Operating Leases
Operating Leases

(28)    Operating Leases

(a)	Operating leases (as lessee)

At 31 December 2018, 2017 and 2016 the Group leases buildings and warehouses from third parties under operating leases.

Operating lease instalments of Euros 84,299 thousand were recognized as an expense in 2018 (Euros 80,136 thousand in 2017 and Euros 74,945 thousand in 2016) and fully comprise minimum lease payments.

Future minimum payments on non-cancellable operating leases at 31 December 2018, 2017 and 2016 are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Maturity at:
Up to 1 year	63,959	46,541	56,869
Between 1 and 5 years	200,156	156,897	181,076
More than 5 years	136,464	58,905	112,986
Total future minimum payments	400,579	262,343	350,931

(b)	Operating leases (as lessor)

At 31 December 2018, 2017 and 2016 the Group has no lease contracts as lessor.